Organization and principal activities - Principal subsidiaries (Details)	Dec. 31, 2024
ZKH Industrial Supply
Organization Consolidation And Presentation Of Financials Statements [Line Items]
Ownership interest (as a percent)	100.00%
Shanghai Gongbangbang Industrial Tech Co., Ltd
Organization Consolidation And Presentation Of Financials Statements [Line Items]
Ownership interest (as a percent)	100.00%
Shanghai Kunhe Supply Chain Management Co., Ltd
Organization Consolidation And Presentation Of Financials Statements [Line Items]
Ownership interest (as a percent)	100.00%
Shenzhen Kuntong Smart Warehousing Technology Co., Ltd
Organization Consolidation And Presentation Of Financials Statements [Line Items]
Ownership interest (as a percent)	100.00%
ZKH Holdings Limited
Organization Consolidation And Presentation Of Financials Statements [Line Items]
Ownership interest (as a percent)	100.00%
ZKH Hong Kong Limited
Organization Consolidation And Presentation Of Financials Statements [Line Items]
Ownership interest (as a percent)	100.00%